Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue Tables Abstract
Schedule of subscription and services
	2019	2018	2017
Revenue from contracts with customers	23,449	19,225	9,455
Other	1,862	2,325	-
Total	25,311	21,550	9,455